Accrued liabilities	12 Months Ended
Mar. 31, 2014
Accrued liabilities
Accrued liabilities

9. Accrued liabilities

        Accrued liabilities consist of the following as of March 31:

	2013	2014
Compensation	$12,229	$14,191
Other	363	1,169

Total	$12,592	$15,360